Exhibit 99.1

Conn’s Receivables Funding 2017-B, LLC

Asset Backed Fixed Rate Notes, Series 2017-B

Sample Contract Receivables Agreed-Upon Procedures

Report To:

Conn Appliances, Inc.

Conn Appliances Receivables Funding, LLC

5 December 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Conn Appliances, Inc.

Conn Appliances Receivables Funding, LLC

4055 Technology Forest Boulevard

The Woodland’s, Texas 77381

Re:	Conn’s Receivables Funding 2017-B, LLC (the “Issuer”)

Asset Backed Fixed Rate Notes, Series 2017-B (the “Notes”)

Sample Contract Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Conn Appliances, Inc. (the “Sponsor”), Conn Appliances Receivables Funding, LLC (the “Depositor”), Credit Suisse Securities (USA) LLC (“Credit Suisse”), MUFG Securities Americas Inc. (“MUFG”), J.P. Morgan Securities LLC (“J.P. Morgan”) and Deutsche Bank Securities Inc. (“Deutsche Bank,” together with the Sponsor, Depositor, Credit Suisse, MUFG and J.P. Morgan, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of retail installment sales contracts and installment loans made to finance customer purchases of merchandise from the Sponsor (the “Contract Receivables”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “Conn's 2017-B Loan List_v02.xlsx” (the “June Contract Receivables Listing File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of ACCT# (“account numbers”) and corresponding LOAN# (“loan numbers”) (as concatenated, each a “Contract Receivable Number”) and BANK (“bank value”) relating to certain retail installment sales contracts and installment loans (the “June Contract Receivables”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Contract Receivables,
ii.	Labeled “Combined Banks ABS Loan Sale recon 20170711 v1.xlsx” and the corresponding record layout and decode information (the “June Preliminary Data File,” together with the June Contract Receivables Listing File, the “June Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the June Contract Receivables as of 30 June 2017 (the “June Cut-Off Date”),
iii.	Labeled “Bank 239 20171001 v1.xlsx” and the corresponding record layout and decode information (the “Bank 239 Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 30 September 2017 (the “September Cut-Off Date”) relating to certain retail installment sales contracts and installment loans (the “Bank 239 September Contract Receivables”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Contract Receivables,
iv.	Labeled “Bank 550 all branches 20171001 v2.xlsx” and the corresponding record layout and decode information (the “Bank 550 Data File,” together with the Bank 239 Data File, the “September Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information as of the September Cut-Off Date relating to certain retail installment sales contracts and installment loans (the “Bank 550 September Contract Receivables”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Contract Receivables and
v.	Labeled “Bank 272 273 550 branch 0005 20171102 v1.xlsx” and the corresponding record layout and decode information (the “November Preliminary Data File,” together with the June Provided Data Files and September Provided Data Files, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information as of the close of business on (i) 31 October 2017 in the case of certain retail installment sales contracts and installment loans (the “Installment Contract Receivables”) or (ii) 1 November 2017 in the case of certain retail installment sales contracts and installment loans (the “Direct Contract Receivables,” which together with the Installment Contract Receivables comprise the Contract Receivables) (collectively, the “Cut-Off Date”),
b.	Imaged copies of:
i.	The retail installment sale contract and cash option addendum (collectively and as applicable, the “Contract”),
ii.	Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots”) and
iii.	The borrower’s credit application, as applicable (the “Credit Application,” together with the Contract and System Screen Shots, the “Source Documents”), relating to the Sample Contract Receivables (as defined in Attachment A),

c.	A schedule labeled “Store locations.xlsx” (the “Branch Number Schedule,” together with the Source Documents, the “Sources”) that the Sponsor, on behalf of the Depositor, indicated contains a list of branch numbers relating to the June Contract Receivables and September Contract Receivables (as defined in Attachment A),
d.	Instructions, assumptions and methodologies (collectively, the “Remaining Contract Term Methodology”), which are shown on Exhibit 1 to Attachment A, relating to the calculation of the adjusted remaining contract term for each June Contract Receivable, Bank 239 September Contract Receivable, Bank 550 September Contract Receivable and Contract Receivable,
e.	The list of relevant characteristics (the “Sample Characteristics”), as shown on the applicable Provided Data Files, which are listed on Exhibit 2 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Sources, Remaining Contract Term Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the June Data File, September Data File and November Data File (all as defined in Attachment A). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Remaining Contract Term Methodology, Sources or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the June Contract Receivables, September Contract Receivables or Contract Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Contract Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Contract Receivables,
iii.	Whether the originators of the Contract Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Contract Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 December 2017

Attachment A Page 1 of 6

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each June Contract Receivable on the June Preliminary Data File with the corresponding adjusted remaining contract term, which we calculated using the applicable Remaining Contract Term Methodology.

The June Preliminary Data File, as appended, is hereinafter referred to as the “June Data File.”

2.	For each retail installment sales contract on the June Contract Receivables Listing File and June Data File , we compared the Contract Receivable Number, as shown on the June Contract Receivables Listing File, to the corresponding Contract Receivable Number, as shown on the June Data File, and noted that:
a.	All of the June Contract Receivables were included on both the June Contract Receivables Listing File and June Data File and
b.	No retail installment sales contracts or installment loans other than the June Contract Receivables were included on either the June Contract Receivables Listing File or June Data File.

3.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of:
a.	75 June Contract Receivables from the June Contract Receivables Listing File with a bank value of “550,” as shown on the June Contract Receivables Listing File (the “Bank 550 Sample June Contract Receivables”),
b.	75 June Contract Receivables from the June Contract Receivables Listing File with a bank value of “OFC,” as shown on the June Contract Receivables Listing File (the “Bank OFC Sample June Contract Receivables”) and
c.	20 June Contract Receivables from the June Contract Receivables Listing File with a bank value of “CAI,” as shown on the June Contract Receivables Listing File (the “Bank CAI Sample June Contract Receivables”).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for the methodology they instructed us to use to select the Bank 550 Sample June Contract Receivables, Bank OFC Sample June Contract Receivables and Bank CAI Sample June Contract Receivables from the June Contract Receivables Listing File.

For the purpose of the procedures described in this report, the:

a.	Bank 550 Sample June Contract Receivables are referred to as Sample Contract Receivable Numbers 1 through 75,
b.	Bank OFC Sample June Contract Receivables are referred to as Sample Contract Receivable Numbers 76 through 150 and
c.	Bank CAI Sample June Contract Receivables are referred to as Sample Contract Receivable Numbers 151 through 170.

Attachment A Page 2 of 6

4.	We were instructed by the Sponsor, on behalf of the Depositor, to remove Sample Contract Receivable Numbers 83, 94 and 108 (the “Removed Bank OFC Sample June Contract Receivables”) from the Bank OFC Sample June Contract Receivables. The Sponsor, on behalf of the Depositor, indicated that they did not expect the Removed Bank OFC Sample June Contract Receivables to be Contract Receivables. As instructed by the Sponsor, on behalf of the Depositor, we performed no procedures on the Removed Bank OFC Sample June Contract Receivables.

The remaining Bank OFC Sample June Contract Receivables are hereinafter referred to as the “Updated Bank OFC Sample June Contract Receivables.” The Updated Bank OFC Sample June Contract Receivables, Bank 550 Sample June Contract Receivables and Bank CAI Sample June Contract Receivables are hereinafter collectively referred to as the “Updated Sample June Contract Receivables.”

5.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected three June Contract Receivables from the June Data File:
a.	With a bank value of “OFC,” as shown on the June Data File,
b.	With a LEGIND value of “00,” as shown on the June Data File and
c.	That are not Bank OFC Sample June Contract Receivables

(the “Additional Bank OFC Sample June Contract Receivables,” together with the Updated Sample June Contract Receivables, the “Sample June Contract Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for the methodology they instructed us to use to select the Additional Bank OFC Sample June Contract Receivables from the June Data File.

For the purpose of the procedures described in this report, the Additional Bank OFC Sample June Contract Receivables are referred to as Sample Contract Receivable Numbers 171 through 173.

6.	For each Sample June Contract Receivable, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the June Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

Attachment A Page 3 of 6

7.	As instructed by the Sponsor, on behalf of the Depositor, we:
a.	Combined the information on the Bank 239 Data File and Bank 550 Data File and
b.	Appended the information for each:

i.       Bank 239 September Contract Receivable on the Bank 239 Data File and

ii.       Bank 550 September Contract Receivable on the Bank 550 Data File

with the corresponding adjusted remaining contract term, which we calculated using the applicable Remaining Contract Term Methodology.

The Bank 239 Data File and Bank 550 Data File, as combined and appended, is hereinafter referred to as the “September Data File” and the retail installment sales contracts and installment loans on the September Data File are hereinafter referred to as the “September Contract Receivables.”

8.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of:
a.	85 September Contract Receivables from the September Data File:
i.	With an INTTYP value other than “R,” as shown on the September Data File,
ii.	That are Bank 239 September Contract Receivables,
iii.	That are not Sample June Contract Receivables and
iv.	That are not Removed Bank OFC Sample June Contract Receivables

(the “Bank 239 Sample September Contract Receivables”) and

b.	85 September Contract Receivables from the September Data File:
i.	With a PRFCNTR value of “2,” as shown on the September Data File,
ii.	That are Bank 550 September Contract Receivables,
iii.	That are not Sample June Contract Receivables and
iv.	That are not Removed Bank OFC Sample June Contract Receivables

(the “Bank 550 Sample September Contract Receivables,” together with the Bank 239 Sample September Contract Receivables, the “Sample September Contract Receivables” and together with the Sample June Contract Receivables, the “Sample Contract Receivables”).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for the methodology they instructed us to use to select the Sample September Contract Receivables from the September Data File.

For the purpose of the procedures described in this report, the Sample September Contract Receivables are referred to as Sample Contract Receivable Numbers 174 through 343.

Attachment A Page 4 of 6

9.	For each Sample September Contract Receivable, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the September Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 9. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose using the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A, the Sponsor, on behalf of the Depositor, instructed us to replace any reference to “Sample June Contract Receivable,” “Bank 550 Sample June Contract Receivable,” “June Data File” and “June Cut-Off Date” with “Sample September Contract Receivable,” “Bank 550 Sample September Contract Receivable,” “September Data File” and “September Cut-Off Date,” respectively.

10.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Contract Receivable on the November Preliminary Data File with the corresponding adjusted remaining contract term, which we calculated using the applicable Remaining Contract Term Methodology.

The November Preliminary Data File, as appended, is hereinafter referred to as the “November Data File.”

11.	For each retail installment sales contract on the June Data File and November Data File, we compared the Contract Receivable Number, as shown on the June Data File, to the corresponding Contract Receivable Number, as shown on the November Data File, and noted that:
a.	114,684 of the Contract Receivables included on the November Data File were not included on the June Data File,
b.	98,086 of the June Contract Receivables included on the June Data File were not included on the November Data File (the “Removed June Contract Receivables”),
c.	3 of the Removed June Contract Receivables were Removed Bank OFC Sample June Contract Receivables and
d.	38 of the Removed June Contract Receivables were Sample June Contract Receivables (together with the Removed Bank OFC Sample June Contract Receivables, the “Removed Sample June Contract Receivables”).

The Removed Sample June Contract Receivables are Sample Contract Receivable Numbers 7, 21, 22, 42, 46, 49, 51, 64, 81, 83, 92, 94, 96, 103, 104, 108, 112, 125, 135, 141, 148, 151, 152, 153, 154, 155, 156, 157, 158, 159, 160, 161, 162, 163, 164, 165, 166, 167, 168, 169 and 170.

Attachment A Page 5 of 6

12.	For the 132 Sample June Contract Receivables included on the November Data File, we compared the Sample Characteristics (subject to the instruction provided by the Sponsor, on behalf of the Depositor, that is stated in the succeeding paragraph of this Item 12.), all as shown on the June Data File, to the corresponding information on the November Data File. All such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to not compare the:

a.	Promotional program,
b.	Current amount outstanding (gross),
c.	Current amount outstanding (net),
d.	Contract term (months),
e.	Remaining contract term (months),
f.	Next due date,
g.	Days past due,
h.	Current dealer’s insurance,
i.	Current life insurance,
j.	Current A/H insurance,
k.	Current unemployment insurance and
l.	Number of extensions

Sample Characteristics (collectively, the “Current Sample Characteristics”) due to the passage of time between the June Cut-Off Date and Cut-Off Date.

13.	For each retail installment sales contract on the September Data File and November Data File, we compared the Contract Receivable Number, as shown on the September Data File, to the corresponding Contract Receivable Number, as shown on the November Data File, and noted that:
a.	28,700 of the Contract Receivables included on the November Data File were not included on the September Data File,
b.	114,144 of the September Contract Receivables included on the September Data File were not included on the November Data File (the “Removed September Contract Receivables”) and
c.	23 of the Removed September Contract Receivables were Sample September Contract Receivables (the “Removed Sample September Contract Receivables”).

The Removed Sample September Contract Receivables are Sample Contract Receivable Numbers 176, 177, 182, 220, 258, 259, 260, 261, 262, 263, 264, 265, 278, 288, 293, 296, 300, 306, 308, 311, 323, 334 and 340.

Attachment A Page 6 of 6

14.	For the 147 Sample September Contract Receivables included on the November Data File, we compared the Sample Characteristics (subject to the instruction provided by the Sponsor, on behalf of the Depositor, that is stated in the succeeding paragraph of this Item 14.), all as shown on the September Data File, to the corresponding information on the November Data File. All such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to not compare the Current Sample Characteristics due to the passage of time between the September Cut-Off Date and Cut-Off Date.

15.	For each Sample September Contract Receivable included on the November Data File, we compared the number of extensions Sample Characteristic, as shown on the November Data File, to the corresponding information located on the System Screen Shots, subject to the instructions provided by the Sponsor, on behalf of the Depositor, that are stated in the succeeding paragraph of this Item 15. All such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred:

a.	On or prior to 31 October 2017 for Sample September Contract Receivables included on the November Data File that are Installment Contract Receivables and
b.	On or prior to 1 November 2017 for Sample September Contract Receivables included on the November Data File that are Direct Contract Receivables.

Exhibit 1 to Attachment A

Remaining Contract Term Methodology

For the purpose of calculating the adjusted remaining contract term for each June Contract Receivable on the June Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to perform the following calculation:

1.	For each June Contract Receivable with a bank value of “550,” as shown on the June Preliminary Data File, use the Adj Term Rem, as shown on the June Preliminary Data File.

2.	For each remaining June Contract Receivable, use the REMAINTERM, as shown on the June Preliminary Data File.

For the purpose of calculating the adjusted remaining contract term for each Bank 239 September Contract Receivable and Bank 550 September Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to perform the following calculation:

1.	For each Bank 239 September Contract Receivable, use the TERMREMAIN, as shown on the Bank 239 Data File.

2.	For each Bank 550 September Contract Receivable, use the NPER_TERM, as shown on the Bank 550 Data File.

For the purpose of calculating the adjusted remaining contract term for each Contract Receivable on the November Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to perform the following calculation:

1.	For each Contract Receivable with a bank value of “550,” as shown on the November Preliminary Data File, use the NPER_TERM, as shown on the November Preliminary Data File.

2.	For each remaining Contract Receivable, use the REMAINTERM, as shown on the November Preliminary Data File.

Exhibit 2 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	June Data File and September Data File Field Name	Source(s)	Note(s)

Account number	ACCT#	System Screen Shots	i.

Loan number	LOAN#	System Screen Shots	i.

Branch number	BRANCH	(a) Branch Number Schedule and Contract or (b) System Screen Shots	i., ii.

Date of contract	DATEOFLOAN	Contract

Original contract financed amount	AMTFIN_I	Contract

APR	APR	Contract

Monthly payment amount	ORIGPAYMT	Contract

State of origination of contract	STATE	Contract

Promotional program	PROMOIND_I	(a) Contract or (b) Contract and System Screen Shots	iii.

Current amount outstanding (gross)	GROSSBAL	System Screen Shots	iv.

Current amount outstanding (net)	NETBAL	(a) System Screen Shots and recalculation or (b) System Screen Shots	iv., v.

Contract term (months)	TERM	Contract, System Screen Shots and recalculation	vi.

Remaining contract term (months)	Adjusted remaining contract term	Contract, System Screen Shots and recalculation	iv., vii.

Next due date	NXTDUEDTE	System Screen Shots	iv.

Days past due	DPD	System Screen Shots and recalculation	iv., viii.

Original dealer’s insurance	PRPREMIUM	System Screen Shots or Contract	ix.

Current dealer’s insurance	PRREBATE	System Screen Shots	iv.

Original life insurance	LIFEPREM	System Screen Shots or Contract	ix.

Current life insurance	LIFEREB	System Screen Shots	iv.

Original A/H insurance	AHPREMIUM	System Screen Shots or Contract	ix.

Current A/H insurance	AHREBATE	System Screen Shots	iv.

Original unemployment insurance	UEPREMIUM	System Screen Shots or Contract	ix.

Exhibit 2 to Attachment A

Sample Characteristic	June Data File and September Data File Field Name	Source(s)	Note(s)

Current unemployment insurance	UEREBATE	System Screen Shots	iv.

Number of extensions	MTHEXT	System Screen Shots	iv.

Original FICO score	ORIGSCR	Credit Application	x.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the branch number Sample Characteristic for each Sample June Contract Receivable (except for the Sample June Contract Receivables with branch number values that are not included on the Branch Number Schedule (each, an “Invalid Branch Number Sample Contract Receivable”) and Sample Contract Receivable Number 169), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on the branch number Sample Characteristic for the Invalid Branch Number Sample Contract Receivables.

For the purpose of comparing the branch number Sample Characteristic for Sample Contract Receivable Number 169, the Sponsor, on behalf of the Depositor, instructed to use the System Screen Shots as the Source.

iii.	For the purpose of comparing the promotional program Sample Characteristic for each Sample June Contract Receivable (except for the Sample June Contract Receivables with a promotional program of “00,” as shown on the June Data File (each, a “No Promotion Sample Contract Receivable”)), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

For the purpose of comparing the promotional program Sample Characteristic for each No Promotion Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a promotional program value of “00” if:

a.	There is no cash option addendum observed in the Contract,
b.	The No Promotion Sample Contract Receivable had a late fee related to a scheduled payment due prior to the June Cut-Off Date, as shown on the System Screen Shots, or
c.	The payment history, as shown on the System Screen Shots, does not include a payment in the amount of the unpaid portion of the total cash option price by the cash option expiration date, both as shown on the Contract.

Exhibit 2 to Attachment A

Notes: (continued)

iv.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the June Cut-Off Date. For the purpose of comparing the indicated Sample Characteristic for each Sample June Contract Receivable, as applicable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the June Cut-Off Date.

v.	For the purpose of comparing the current amount outstanding (net) Sample Characteristic for each Sample June Contract Receivable (except for the Sample June Contract Receivables that are Bank 550 Sample June Contract Receivables), the Sponsor, on behalf of the Depositor, instructed us to recalculate the current amount outstanding (net) by subtracting the:
a.	Unearned interest (UNEARNINT), as shown on the June Data File, from
b.	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note iv.).

For the purpose of comparing the current amount outstanding (net) Sample Characteristic for each Bank 550 Sample June Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note iv.).

vi.	For the purpose of comparing the contract term (months) Sample Characteristic for each Sample June Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract term (months) by adding the:
a.	Contract term (months), as shown on the Contract, to
b.	Number of extensions, as shown on the System Screen Shots (and in accordance with note iv.).

Exhibit 2 to Attachment A

Notes: (continued)

vii.	For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Sample June Contract Receivable (except for the Sample June Contract Receivables that are Bank 550 Sample June Contract Receivables), the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by:
a.	Dividing the:
(i)	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note iv.), by
(ii)	The monthly payment amount, as shown on the Contract,

and

b.	Truncating the result obtained in a. above to the whole number.

For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Bank 550 Sample June Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by:

a.	Dividing the:
(i)	Escrow fee (APB1VA), as shown on the June Data File,

by

(ii)	The contract term (months), as recalculated in note vi. above,
b.	Subtracting the value calculated in a. above from the monthly payment amount, as shown on the Contract, and
c.	Using the NPER function in excel and the:
(i)	Interest rate (INTRATE), as shown on the June Data File,
(ii)	Value calculated in b. above and
(iii)	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note iv.).

viii.	For the purpose of comparing the days past due Sample Characteristic for each Sample June Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the days past due as the maximum of:
a.	The difference in days between the:
(i)	June Cut-Off Date and
(ii)	Next due date, as shown on the System Screen Shots (and in accordance with note iv.),

and

b.	0.

ix.	For the purpose of comparing the original dealer’s insurance, original life insurance, original A/H insurance and original unemployment insurance Sample Characteristics for each Sample June Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the June Data File agreed with the corresponding information on at least one of the System Screen Shots or Contract. We performed no procedures to reconcile any differences that may exist between the information on the System Screen Shots and Contract with regard to the original dealer’s insurance, original life insurance, original A/H insurance and original unemployment insurance Sample Characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

x.	The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on the original FICO score Sample Characteristic for Sample June Contract Receivables with an original FICO score value of “0,” as shown on the June Data File (the “Zero FICO Sample Contract Receivables”).

The Sponsor, on behalf of the Depositor, provided the below explanation as the reason the Zero FICO Sample Contract Receivables have an original FICO score value of “0,” as shown on the June Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information below that was provided by the Sponsor, on behalf of the Depositor.  In the paragraph below, all references to “we” refer to the Sponsor.

“We were able to determine that these specific accounts were either refinanced accounts, manually combined accounts or accounts where product has been replaced. In these situations there was no additional credit extended to the customer. The old accounts are closed and a new account established, however as there is no new credit being extended, the new account is not re-underwritten and no credit bureau report is pulled. The original FICO score from the closed account is not carried over.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample June Contract Receivable Sample Characteristic Differences

Sample Contract Receivable Number	Sample Characteristic	June Data File Value	Source Value

22	Date of contract	11/26/2016	11/12/2016
	APR	24.49%	27.02%

Exhibit 4 to Attachment A

Sample September Contract Receivable Sample Characteristic Differences

Sample Contract Receivable Number	Sample Characteristic	September Data File Value	Source Value

261	Contract term (months)	24	26
	Number of extensions	0	2

268	Contract term (months)	36	37
	Number of extensions	0	1

273	Contract term (months)	36	38
	Number of extensions	0	2

286	Contract term (months)	36	38
	Number of extensions	0	2

297	State of origination of contract	TX	LA

311	Date of contract	7/8/2017	5/17/2017
	APR	29.88%	31.36%
	Contract term (months)	36	38
	Number of extensions	0	2

318	APR	32.81%	32.02%

320	Contract term (months)	34	36
	Number of extensions	0	2